Real Estate (Tables)	12 Months Ended
Dec. 31, 2013
Real Estate Properties [Line Items]
Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
Real estate consisted of the following at December 31 (in thousands):

	2013	2012
Land	$4,450,532	$2,605,162
Land held for future development	297,376	275,094
Buildings and improvements	11,065,113	9,517,343
Tenant improvements	1,617,401	1,435,508
Furniture, fixtures and equipment	25,164	23,441
Construction in progress	1,523,179	1,036,780
Total	18,978,765	14,893,328
Less: Accumulated depreciation	(3,161,571)	(2,934,160)
	$15,817,194	$11,959,168

Pro Forma In Connection With Acquisition
The accompanying unaudited pro forma information for the years ended December 31, 2013 and 2012 is presented as if the operating property acquisitions of (1) Mountain View Research Park and Mountain View Technology Park on April 10, 2013 and the approximately $26.5 million gain on consolidation and (2) 767 Fifth Avenue (the General Motors Building) on May 31, 2013 and the approximately $359.5 million gain on consolidation, had occurred on January 1, 2012. This unaudited pro forma information is based upon the historical consolidated financial statements of the Company and should be read in conjunction with the consolidated financial statements and notes thereto. This pro forma information does not purport to represent what the actual results of operations of the Company would have been had the above occurred, nor do they purport to predict the results of operations of future periods.

Pro Forma (Unaudited)	Year ended December 31,
(in thousands, except per share data)	2013	2012
Total revenue	$2,257,098	$2,149,391
Income from continuing operations	$302,354	$634,457
Net income attributable to Boston Properties, Inc.	$400,017	$626,174
Basic earnings per share:
Net income per share attributable to Boston Properties, Inc.	$2.58	$4.15
Diluted earnings per share:
Net income per share attributable to Boston Properties, Inc.	$2.57	$4.13

Summary Of The Discontinued Operations
The following table summarizes the income from discontinued operations related to One Preserve Parkway, 10 & 20 Burlington Mall Road, 1301 New York Avenue, 303 Almaden Boulevard, Montvale Center and Bedford Business Park and the related gains on sales of real estate, gain on forgiveness of debt and impairment loss for the years ended December 31, 2013, 2012 and 2011:

	For the year ended December 31,
	2013	2012	2011
	(in thousands)
Total revenue	$20,138	$32,607	$36,734
Expenses
Operating	6,996	12,038	13,818
Depreciation and amortization	4,760	8,169	9,442
Total expenses	11,756	20,207	23,260
Operating income	8,382	12,400	13,474
Other expense
Interest expense	360	2,594	2,598
Income from discontinued operations	$8,022	$9,806	$10,876
Noncontrolling interest in income from discontinued operations – common units of the Operating Partnership	(803)	(1,031)	(1,243)
Income from discontinued operations attributable to Boston Properties, Inc.	$7,219	$8,775	$9,633

Gains on sales of real estate from discontinued operations	$112,829	$36,877	$—
Gain on forgiveness of debt from discontinued operations	20,182	—	—
Impairment loss from discontinued operations	(3,241)	—	—
Noncontrolling interest in gains on sales of real estate, gain on forgiveness of debt and impairment loss from discontinued operations – common units of the Operating Partnership	(13,348)	(4,044)	—
Gains on sales of real estate, gain on forgiveness of debt and impairment loss from discontinued operations attributable to Boston Properties, Inc.	$116,422	$32,833	$—

Mountain View Research And Technology Parks [Member]
Real Estate Properties [Line Items]
Schedule Of Allocation Of The Aggregate Purchase Price Of Acquisition
The following table summarizes the allocation of the aggregate purchase price of Mountain View Research Park and Mountain View Technology Park at the date of acquisition (in thousands) in accordance with the guidance in ASC 805 "Business Combinations."

Land	$126,521
Building and improvements	82,451
Tenant improvements	7,326
In-place lease intangibles	23,279
Above-market rents	843
Below-market rents	(7,336)
Net assets acquired	$233,084

767 5th Avenue (The General Motors Building) [Member]
Real Estate Properties [Line Items]
Schedule Of Allocation Of The Aggregate Purchase Price Of Acquisition
The following table summarizes the allocation of the aggregate purchase price of 767 Fifth Avenue (the General Motors Building) at the date of consolidation on May 31, 2013 (in thousands) in accordance with the guidance in ASC 805 "Business Combinations."
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Real estate and related intangibles recorded upon consolidation
Land	$1,796,252
Building and improvements	1,447,446
Tenant improvements	85,208
In-place lease intangibles	357,781
Above market rents	101,897
Below market rents	(239,641)
Above market assumed debt adjustments	(192,943)
	$3,356,000
Debt recorded upon consolidation
Mortgage notes payable	$(1,300,000)
Mezzanine notes payable	(306,000)
Members' notes payable	(450,000)	(1)
	$(2,056,000)

Working capital recorded upon consolidation
Cash and cash equivalents	$79,468
Cash held in escrows	2,403
Tenant and other receivables	7,104
Prepaid expenses and other assets	4,269
Accounts payable and accrued expenses	(2,418)
Accrued interest payable	(182,369)	(2)
Other liabilities	(6,304)
	$(97,847)

Noncontrolling interest recorded upon consolidation
Noncontrolling interests	$(520,000)
Noncontrolling interests - working capital	39,139
	$(480,861)

Net assets recorded upon consolidation	$721,292
_______________
(1) The Company's member loan totaling $270.0 million eliminates in consolidation.
(2) The Company's share of the accrued interest payable on the members' loans totaling approximately $105.5 million eliminates in consolidation.